EMPLOYEE BENEFIT PLANS - Schedule of net periodic costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net periodic (benefits) costs:
Pension termination settlement	$ (4,621)
Amortization of:
Total net periodic (benefits) costs	(3,848)	$ 662	$ 875
Pension Plan
Net periodic (benefits) costs:
Interest cost	263	883	867
Expected return on plan assets	(390)	(1,160)	(906)
Pension termination settlement	(4,621)	0	0
Amortization of:
Actuarial (gain) loss	(79)	(41)	0
Total net periodic (benefits) costs	(4,827)	(318)	(39)
Supplemental Employee Retirement Plan
Net periodic (benefits) costs:
Interest cost	362	475	454
Expected return on plan assets	0	0	0
Pension termination settlement	0	0	0
Amortization of:
Actuarial (gain) loss	617	505	460
Total net periodic (benefits) costs	$ 979	$ 980	$ 914